Inx Token Warrant Liability (Details)				12 Months Ended
		Aug. 04, 2025	Feb. 27, 2025	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Inx Token Warrant Liability [Line Items]
Shares held (in Shares)				47,635,875	47,635,875	[1]
Warrants [Member] | Board of Directors [Member]
Inx Token Warrant Liability [Line Items]
Token warrants cancelled during the period		2,479,202	2,386,000
Token warrants granted during the period		2,170,000	1,599,076
Warrants [Member]
Inx Token Warrant Liability [Line Items]
Shares held (in Shares)				0	8,116,958
Token warrants granted during the period	[2]			4,430,028	4,030,000

[1]	After retrospective application of SAB 122 – see Note 3a
[2]	On February 27, 2025, the Board approved the cancellation of 2,386,000 token warrants previously granted by INX Limited to some of the Company’s employees and service providers. On the same date, the BOD approved to grant 1,599,076 token warrants if exercised or vested in accordance with its terms, will entitle the holder to purchase INX Tokens pursuant to the Share and Token Ownership and Award Plan (2021) of INX Limited, with any unspecified terms and conditions to be governed by the Plan. On August 4, 2025, the Board approved the cancellation of additional 2,479,202 token warrants previously granted by INX Limited to some of the Company’s employees and service providers. On the same date, the BOD approved to grant of 2,170,000 token warrants if exercised or vested in accordance with its terms, will entitle the holder to purchase INX Tokens pursuant to the Share and Token Ownership and Award Plan (2021) of INX Limited, with any unspecified terms and conditions to be governed by the Plan.